INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	June 30,	December 31,
	2026	2025

Trademarks	$27,081,437	$24,701,414
Patents	15,024,355	14,577,476
Online platform	2,137,036	2,073,472
Customer Relationships	1,430,891	-
Less: accumulated amortization	(5,865,663)	(2,960,500)
Less: accumulated impairment	(8,763,352)	(8,502,698)
Intangible assets, net	$31,044,704	$29,889,164

Amortization expense for the six months ended June 30, 2026 and 2025 was $2,782,721 and $709,959, respectively.